UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10549

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
	January 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 16.8% (11.3% of Total Investments)
$ 1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	$ 1,106,730
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
800	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	802,648
	Immaculata University, Series 2005, 5.500%, 10/15/25
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	696,924
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
450	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern Univsersity, Series	10/16 at 100.00	N/R	422,933
	2006, 4.500%, 10/01/27 – RAAI Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
340	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	375,812
165	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	181,655
180	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon	5/17 at 100.00	N/R	180,068
	University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB+	215,434
	University, Series 2010, 5.625%, 4/01/40
80	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	81,337
	RAAI Insured
1,050	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa2	1,156,544
	Higher Education, Series 2008AH, 5.000%, 6/15/33
285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	296,255
	2006, 4.750%, 5/01/31
610	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A	649,888
	2007A, 5.000%, 5/01/37 – NPFG Insured
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	893,360
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/13 at 102.00	N/R	372,182
	Learning Partners, Series 2005A, 5.375%, 7/01/36
120	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	132,376
	School Project, Series 2010, 6.000%, 8/01/35
270	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BBB–	264,379
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
500	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	571,575
	County Area Community College, Series 2011, 5.500%, 3/01/31
1,000	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,051,620
	Bucknell University, Series 2002A, 5.250%, 4/01/20
50	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	54,177
	2010, 5.000%, 11/01/40
9,150	Total Education and Civic Organizations			9,505,897
	Health Care – 15.1% (10.2% of Total Investments)
625	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Ba2	490,344
	General Hospital, Series 2005A, 5.125%, 4/01/35
520	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	N/R	506,267
	2005, 6.000%, 11/15/16
650	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,	5/21 at 100.00	AA–	740,266
	Inc., Series 2012, 5.000%, 5/15/26
595	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011,	12/21 at 100.00	AA–	652,066
	5.375%, 12/01/41
300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Baa3	312,594
	Center Project, Series 2010A, 7.000%, 7/01/27
95	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	99,458
	2007, 5.000%, 11/01/37 – CIFG Insured
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	No Opt. Call	A2	877,034
	Hospital Project, Series 2010, 5.375%, 7/01/42
270	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	248,324
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/12 at 101.00	BB+	596,778
	Hospital Project, Series 2002, 5.900%, 11/15/28
740	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA–	785,147
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
1,155	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AA–	1,223,780
	Series 2007, 5.000%, 11/01/37 – AGC Insured
160	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A–	162,982
	Series 2007, 5.125%, 1/01/37
175	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	191,469
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
300	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	321,078
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
350	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	AA	432,856
	Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.802%, 7/01/19 (IF)
335	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/21 at 100.00	BBB+	376,289
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B:
220	5.625%, 1/01/32	1/22 at 100.00	BBB+	233,911
250	5.750%, 1/01/41	1/22 at 100.00	BBB+	264,810
8,175	Total Health Care			8,515,453
	Housing/Multifamily – 2.0% (1.4% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	No Opt. Call	BBB–	211,762
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB+	808,216
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured
120	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	113,651
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
1,120	Total Housing/Multifamily			1,133,629
	Housing/Single Family – 7.6% (5.1% of Total Investments)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A:
245	4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	247,151
225	4.900%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	226,975
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A:
135	4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	137,624
150	4.950%, 10/01/26 (Alternative Minimum Tax) (UB)	4/15 at 100.00	AA+	152,915
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A:
495	5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	503,974
340	5.150%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	346,164
1,100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,100,572
	4.600%, 10/01/27 (Alternative Minimum Tax) (UB)
405	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	411,820
	4.850%, 10/01/31 (Alternative Minimum Tax) (UB)
400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112,	10/20 at 100.00	AA+	434,220
	5.000%, 10/01/25
665	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds	4/21 at 100.00	AA+	742,825
	Trust 3950, 12.642%, 4/01/27 (IF)
4,160	Total Housing/Single Family			4,304,240
	Industrials – 5.5% (3.7% of Total Investments)
3,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	A1	3,082,380
	2002, 5.500%, 7/01/19 – AMBAC Insured
	Long-Term Care – 9.7% (6.5% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
250	5.750%, 1/01/27	1/17 at 100.00	N/R	230,120
400	5.750%, 1/01/37	1/17 at 100.00	N/R	342,660
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	1,077,700
	Ministries Project, Series 2009, 6.375%, 1/01/39
300	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	295,869
	Ministries, Series 2007, 5.000%, 1/01/36
300	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010,	6/17 at 100.00	BBB	311,925
	5.000%, 6/01/21
205	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes	11/16 at 100.00	A	209,809
	Project, Series 2006, 5.000%, 11/01/36
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	189,675
	Series 2008A, 6.375%, 7/01/30
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	760,461
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human
	Services Inc., Series 1998A:
1,260	5.250%, 6/01/14	6/12 at 100.00	BB	1,260,050
50	5.125%, 6/01/18	6/12 at 100.00	BB	48,254
750	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/13 at 100.00	Baa1	758,370
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured
5,485	Total Long-Term Care			5,484,893
	Materials – 2.4% (1.6% of Total Investments)
400	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	BB	409,264
	Steel Corporation, Series 2005, 5.500%, 11/01/16
280	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	289,862
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	5/12 at 100.00	N/R	659,288
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
1,430	Total Materials			1,358,414
	Tax Obligation/General – 26.8% (18.0% of Total Investments)
1,740	Butler County, Pennsylvania, Butler Area School District, General Obligation Bonds, Series	10/12 at 100.00	BBB	1,767,631
	2002A, 5.375%, 10/01/26 – FGIC Insured
4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A+	4,644,760
	Series 2002, 5.750%, 7/01/17 (UB)
	Greensburg Salem School District, Westmoreland County, Pennsylvania, General Obligation
	Refunding Bonds, Series 2002:
725	5.375%, 9/15/15 – FGIC Insured	9/12 at 100.00	A+	746,301
1,000	5.375%, 9/15/16 – FGIC Insured	9/12 at 100.00	A+	1,028,740
1,375	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011,	12/16 at 100.00	A	1,436,339
	5.125%, 12/01/46
1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 –	6/18 at 100.00	AA–	1,038,380
	AGM Insured
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aa2	439,260
	6/01/34 – FGIC Insured
725	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	875,720
950	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement	7/15 at 100.00	AA–	990,793
	Series 2005, 5.000%, 7/15/35 – AGM Insured
225	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA–	258,059
2,510	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	A	1,052,719
	0.000%, 1/15/32 – FGIC Insured
180	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	BBB	181,847
	5.000%, 9/15/33 – FGIC Insured
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AA	657,918
	NPFG Insured
15,405	Total Tax Obligation/General			15,118,467
	Tax Obligation/Limited – 22.1% (14.9% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	No Opt. Call	N/R	1,000,330
	Project, Series 2004, 5.600%, 7/01/23
1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA–	1,654,635
	Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured
4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J,	3/12 at 100.00	Baa2	3,557,040
	5.000%, 9/01/22 – NPFG Insured
610	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/18 at 100.00	AA	666,510
	5.000%, 12/01/32 – NPFG Insured
1,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AA–	1,474,140
	7/15/18 – AGM Insured
	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood
	Transformation Initiative, Series 2002A:
1,000	5.500%, 4/15/18 – FGIC Insured	4/12 at 100.00	A2	1,008,980
1,750	5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	A2	1,762,950
800	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	890,704
	7/01/33 – NPFG Insured
710	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	214,136
	0.000%, 7/01/32 – FGIC Insured
245	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	244,378
	Increment Bonds, Series 2006A, 5.450%, 7/01/35
12,815	Total Tax Obligation/Limited			12,473,803
	Transportation – 12.1% (8.1% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	136,703
	Series 2003, 5.250%, 7/01/17
720	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	772,207
	5.000%, 1/01/40
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB+	1,017,650
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
875	0.000%, 12/01/34	12/20 at 100.00	Aa3	770,726
250	5.000%, 12/01/38	No Opt. Call	Aa3	273,248
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	No Opt. Call	Aa3	1,106,730
	Revenue, Series 2011B, 5.000%, 12/01/41
670	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	Aa3	739,754
	AMBAC Insured
150	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	158,187
	2009B-1, 5.000%, 12/01/37
1,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA–	949,740
	6/01/33 – AGM Insured
1,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Baa3	892,850
	Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)
6,795	Total Transportation			6,817,795
	U.S. Guaranteed – 13.1% (8.8% of Total Investments) (4)
1,155	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennswood Village	10/12 at 101.00	N/R (4)	1,210,290
	Project, Series 2002A, 6.000%, 10/01/34 (Pre-refunded 10/01/12)
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,	1/13 at 101.00	N/R (4)	1,072,880
	Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)
500	Grove City Area Hospital Authority, Mercer City, Pennsylvania, Revenue Bonds, County Guaranteed,	3/12 at 101.00	BBB (4)	502,185
	Woodland Place Project, Series 2002, 5.400%, 3/01/31 (Pre-refunded 3/01/12) – FGIC Insured
1,100	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2002B, 0.000%, 11/15/21	11/12 at 57.98	N/R (4)	636,350
	(Pre-refunded 11/15/12) – NPFG Insured
315	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	N/R (4)	379,156
	Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)
1,650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AA– (4)	1,772,876
	5.250%, 8/01/20 (Pre-refunded 8/01/13) – AGM Insured
50	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	BBB (4)	62,584
	NPFG Insured (ETM)
225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A2 (4)	253,465
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
1,450	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	Baa1 (4)	1,493,964
	Project, Series 2002, 6.250%, 6/01/22 (Pre-refunded 6/01/12)
7,445	Total U.S. Guaranteed			7,383,750
	Utilities – 2.5% (1.7% of Total Investments)
145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AA–	150,877
	5.000%, 9/01/26 – AGM Insured
1,240	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	1,265,966
	AMBAC Insured
1,385	Total Utilities			1,416,843
	Water and Sewer – 12.9% (8.7% of Total Investments)
4,500	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	AA–	4,506,390
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – NPFG Insured
	(Alternative Minimum Tax)
245	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	343,549
	4015, 13.342%, 12/01/19 (IF) (5)
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AA–	600,384
	2004, 5.000%, 7/15/22 – AGM Insured
400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A	442,676
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	10/19 at 100.00	AA–	547,740
	Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39
750	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	811,901
6,995	Total Water and Sewer			7,252,640
$ 83,360	Total Investments (cost $80,365,089) – 148.6%			83,848,204
	Floating Rate Obligations – (7.7)%			(4,325,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (43.5)% (6)			(24,550,000)
	Other Assets Less Liabilities – 2.6%			1,457,955
	Net Assets Applicable to Common Shares – 100%			$ 56,431,159

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$83,848,204	$—	$83,848,204

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $76,389,753.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$4,526,487
Depreciation	(1,393,017)
Net unrealized appreciation (depreciation) of investments	$3,133,470

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012